Types of Temporary Differences and Carry-Forwards that Significantly Effect Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012
Income Tax Disclosure [Abstract]
Employee benefits	$ 340	$ 321
Net operating loss carry-forwards	293	294
Tax credits	273	328
Reserves	61	63
Frequent guest program	30	43
Self-insurance	23	19
Deferred income	23	4
Joint venture interests	(23)	(11)
Property, equipment, and intangible assets	(37)	(14)
Other, net	48	23
Deferred taxes	1,031	1,070
Less: valuation allowance	(165)	(145)
Net deferred taxes	$ 866	$ 925